Note 4 - Vessels, Net (Details Textual) - USD ($)			1 Months Ended	12 Months Ended
	Nov. 05, 2018	May 07, 2018	Dec. 31, 2016	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Payments to Acquire Property, Plant, and Equipment, Total				$ 1,111,297	$ 29,045,685	$ 9,635,504
M/V “Ekaterini” Vessels [Member]
Vessels Delivered During the Period		$ 23,900,000			$ 23,869,382
Acquisition of M/V Starlight [Member]
Payments to Acquire Property, Plant, and Equipment, Total	$ 10,200,000
Water Ballast Treatment Systems [Member]
Vessel Improvements				$ 1,300,000
Advance Deposit and Capitalized Expenses [Member]
Asset Impairment Charges, Total			$ 3,800,000